UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

							   FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [ x ]; Amendment Number:
This Amendment (Check only one.): [ x ] is a restatement.
						    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairholme Capital Management L.L.C.
Address: 51 JFK Parkway
         Short Hills, New Jersey 07078

13F File Number:   28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bruce Berkowitz
Title:  Managing Member
Phone:  973-379-6557
Signature,  Place,  and Date of Signing:

Bruce Berkowitz, Short Hills, New Jersey  August 14, 2002

Report Type  (Check only one.):

[ x ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $544,220

List of Other Included Managers:

No.  13F File Number   Name:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AHT CORPORATION                COM              00130R103        0 75000.0000SH      SOLE                                 75000.0000
ALLEGHANY CORP DEL             COM              017175100     1399 7324.0000SH       SOLE                7324.0000
ALLSTAR INNS INC COM           COM              019889104        0 17900.0000SH      SOLE                                 17900.0000
AMERCO COM                     COM              023586100     1280 86550.0000SH      SOLE                                 86550.0000
AMERICAN EXPRESS CO            COM              025816109     1402 38600.0000SH      SOLE               30000.0000         8600.0000
BARRICK GOLD CORP COM          COM              067901108      374 19700.0000SH      SOLE                9000.0000        10700.0000
BERKSHIRE HATHAWAY CL A        COM              084670108   136406 2042.0000SH       SOLE                  78.0000         1964.0000
BERKSHIRE HATHAWAY CL B        COM              084670207    82044 36725.0000SH      SOLE                9910.0000        26815.0000
CALIF FED BK-GOODWILL CERTIF   COM              130209604       30 12006.0000SH      SOLE                                 12006.0000
CITIGROUP                      COM              172967101      542 14000.0000SH      SOLE                                 14000.0000
COAST SAVINGS LITIGATION RTS   COM              19034q110       27 156700.0000SH     SOLE                                 156700.00
COCA COLA CO                   COM              191216100     2253 40228.0000SH      SOLE                                 40228.0000
ELAN PLC ADR                   COM              284131208       55 10000.0000SH      SOLE                                 10000.0000
ETHAN ALLEN INTERIORS COM      COM              297602104      836 24000.0000SH      SOLE               24000.0000
FEDERAL HOME LN MTG CP         COM              313400301     1224 20000.0000SH      SOLE                                 20000.0000
FIRST UNION REAL ESTATE EQ&MTG COM              337400105      931 409975.0000SH     SOLE               36600.0000        373375.00
GATEWAY INC                    COM              367833100      844 190000.0000SH     SOLE              190000.0000
GOLDEN WEST FINL DEL COM       COM              381317106      284 4123.0000SH       SOLE                                  4123.0000
GYRODYNE CO AMER INC COM       COM              403820103      296 17632.0000SH      SOLE                                 17632.0000
HOMEFED CORP                   COM              43739D208     2558 2811104.0000SH    SOLE             1959183.0000        851921.00
HOUSEHOLD INTL                 COM              441815107    90806 1827076.0000SH    SOLE              124099.0000        1702977.00
HVIDE MARINE INC CL A          COM              448515106        0 10000.0000SH      SOLE                                 10000.0000
INTEL CORP                     COM              458140100      293 16056.0000SH      SOLE                                 16056.0000
INTERNATIONAL SPEEDWAY CL A    COM              460335201      833 20784.0000SH      SOLE               20784.0000
LEUCADIA NATL                  COM              527288104    45788 1446250.0000SH    SOLE              177800.0000        1268450.00
MARKEL CORP                    COM              570535104    54490 276600.0000SH     SOLE               42547.0000        234053.00
MERCURY GENL CORP NEW          COM              589400100    60760 1252790.0000SH    SOLE               17600.0000        1235190.00
MERITOR SVGS BK PA COM         COM              590007100       63 43645.0000SH      SOLE                                 43645.0000
MICRON TECHNOLOGY INC          COM              595112103      404 20000.0000SH      SOLE                                 20000.0000
NIC INC                        COM              62914B100       75 50500.0000SH      SOLE                                 50500.0000
OXFORD HEALTH PLANS COM        COM              691471106      929 20000.0000SH      SOLE               20000.0000
PFIZER INC COM                 COM              717081103      289 8250.0000SH       SOLE                                  8250.0000
STUDENT LN CORP COM            COM              863902102      431 5200.0000SH       SOLE                5200.0000
SYSTEMAX INC                   COM              871851101       90 37500.0000SH      SOLE                                 37500.0000
TJX COS INC NEW COM            COM              872540109      279 14240.0000SH      SOLE               14000.0000          240.0000
U S G CORP COM NEW             COM              903293405     4940 690909.0000SH     SOLE               36800.0000        654109.00
VORNADO RLTY TR SH BEN INT     COM              929042109      669 14491.0000SH      SOLE                                 14491.0000
WELLS FARGO & CO               COM              949746101     7127 142360.0000SH     SOLE                                 142360.00
WELLSFORD REAL PPTYS COM       COM              950240101      252 12171.0000SH      SOLE                                 12171.0000
WHITE MTNS INS GROUP LTD COM   COM              G9618E107     5475 17300.0000SH      SOLE               15100.0000         2200.0000
WHITE MTNS INS GROUP LTD COM ( COM              G9618E107    23737 75000.0000SH      SOLE               75000.0000
JZ EQUITY PARTNERS PLC ORD     COM              g8309p108     6488 2895000.0000SH    SOLE             1715000.0000        1180000.00
ONEX CORP                      COM              68272K103      335 24600.0000SH      SOLE               24600.0000
CALIFORNIA FED CAP PFD EXCHBLE PFD              130214208      405    15500 SH       SOLE                                      15500
HOUSEHOLD CAP TR               PFD              44180s207      789    28800 SH       SOLE                                      28800
BOULDER TOTAL RETURN COM                        101541100      574 35000.000SH       SOLE                35000.000
GLADSTONE CAPITAL CORP COM                      376535100     4558 252503.000SH      SOLE                69003.000        183500.000
GOLDEN ST BANCORP INC WT EXP   WT               381197136      556   510500 SH       SOLE                   504500              6000
TOKHEIM CORP SER C WT EXP 1020 WT               889073136        1    60000 SH       SOLE                                      60000
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